RELATED PARTY TRANSACTIONS - Additional Information (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Commitments contracted but not incurred	$ 83,819
A joint venture and a subsidiary of MECOM Power and Construction Limited ("MECOM")( [Member] | Transactions with affiliated companies [Member] | Studio City [Member]
Related Party Transaction [Line Items]
Commitments contracted but not incurred	$ 2,024